Statutory and other information (Details) - EUR (€)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Audit services	€ 1,000,000	€ 1,000,000	€ 900,000
Audit related assurance services	0	0	0
Other assurance services	300,000	300,000	200,000
Tax advisory services	100,000	100,000	100,000
Total fees	1,400,000	1,400,000	1,200,000
Depreciation, property, plant and equipment	1,311,500,000	1,151,100,000	994,300,000
Parent company
Disclosure of transactions between related parties [line items]
Audit services	1,000	1,000	1,000
Outside of Ireland
Disclosure of transactions between related parties [line items]
Audit services	0	0	0
Audit related services	0	0	0
Tax advisory services	100,000	100,000	100,000
Total fees	100,000	100,000	100,000
Directors
Disclosure of transactions between related parties [line items]
Fees	1,000,000	1,100,000	1,100,000
Share based compensation	2,300,000	2,200,000	3,100,000
Other emoluments	1,800,000	1,800,000	1,800,000
Total key management personnel compensation	€ 5,100,000	€ 5,100,000	€ 6,000,000